Note 31 - Principal accountant fees (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Disclosure of auditors' remuneration [text block]
	Year ended December 31,
	2022	2021	2020
Audit fees	3,966	3,804	3,781
Audit-related fees	255	220	134
Tax fees	-	-	102
All other fees	11	5	-
Total	4,232	4,029	4,017